MAINSTAY FUNDS TRUST

MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund

Supplement dated January 9, 2017 (“Supplement”) to the
Summary Prospectuses and Prospectus dated February 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At special meetings held on January 3 and 6, 2017, the Board of Trustees (the “Board”) of MainStay Funds Trust approved certain changes to the MainStay ICAP Equity Fund (“Equity Fund”) and MainStay ICAP Select Equity Fund (“Select Equity Fund,” and together with the Equity Fund, the “ICAP Funds”). Among other related proposals, the Board approved: (i) Agreements and Plans of Reorganization (each, a “Plan of Reorganization”) with respect to the Equity Fund and the Select Equity Fund, which provides for the reorganization (the “Reorganizations”) of the ICAP Funds into MainStay Epoch U.S. Equity Yield Fund (“Equity Yield Fund”); and (ii) the appointment of Epoch Investment Partners, Inc. (“Epoch”) to manage the ICAP Funds’ assets on an interim basis, and the related interim subadvisory agreement. The Board also approved an amended management fee schedule for Equity Yield Fund to include additional breakpoints that will be effective upon the completion of the Reorganizations.

The Reorganizations and Shareholder Proxy

A notice of a special meeting of shareholders and proxy statement seeking shareholder approval for each Plan of Reorganization is expected to be mailed in February 2017 to shareholders of record as of February 10, 2017. The proposed reorganization of each ICAP Fund is not contingent on each other or any other proposal. If each Plan of Reorganization is approved, shareholders of their respective ICAP Fund will receive shares of the same share class of the Equity Yield Fund having the same aggregate net asset value as the shares of the ICAP Fund they hold on the date of the Reorganizations. The Reorganizations will not affect the value of your account in your Fund at the time of the Reorganizations. The Reorganizations are expected to be treated as tax-free Reorganizations for federal tax purposes. The ICAP Funds will not bear the direct expenses relating to the Special Meeting or the direct costs of repositioning the Funds. New York Life Investment Management LLC (“New York Life Investments”) and Epoch will take steps to minimize the indirect expenses of the Reorganizations incurred by the Funds.

Fund shareholders may purchase and redeem shares of each ICAP Fund in the ordinary course until the last business day before the closing of the Reorganizations. Purchase and redemption requests received after that time should be directed to the Equity Yield Fund in accordance with its Prospectus.

This supplement is not a solicitation of any proxy.

The Appointment of Epoch Investment Partners, Inc.

Effective immediately, the following changes will occur: (i) the termination of the Subadvisory Agreement between New York Life Investments and Institutional Capital LLC ("ICAP") with respect to each ICAP Fund; and (ii) the appointment of Epoch as an interim subadvisor to each ICAP Fund pursuant to the terms of an interim subadvisory agreement dated January 9, 2017 (the “Interim Subadvisory Agreement”), to ensure uninterrupted receipt by each ICAP Fund of portfolio management services following the termination of ICAP. The Interim Subadvisory Agreement will terminate by its terms on June 8, 2017.

Accordingly, the disclosure in each ICAP Fund’s Prospectus is amended as follows:

a. All references to ICAP as subadvisor and ICAP’s personnel as portfolio managers to each ICAP Fund are hereby replaced with references to Epoch and Epoch personnel, respectively.

b. The section of the Prospectus entitled “Management” will be deleted in its entirety and replaced with the following:

New York Life Investment Management LLC serves as the Fund’s Manager. Epoch Investment Partners, Inc. serves as the Fund’s Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	Eric Sappenfield, Managing Director	Since January 2017
	Michael Welhoelter, Managing Director	Since January 2017
	William Priest, Chief Executive Officer & Co-Chief Investment Officer	Since January 2017
	John Tobin, Managing Director	Since January 2017
	Kera Van Valen, Managing Director	Since January 2017

c. In the section of the Prospectus entitled “Know With Whom You Are Investing: Who Manages Your Money?,” “MainStay ICAP Equity Fund” and “MainStay ICAP Select Equity Fund” are added to the list of Funds subadvised by Epoch. The reference to Institutional Capital LLC is deleted in its entirety.

d. In the section of the Prospectus entitled “Portfolio Manager Biographies,” the biographies for Epoch personnel will be revised as follows, and references to ICAP personnel will be deleted in their entirety:

William Priest, CFA

Mr. Priest has been a portfolio manager of the MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. All Cap Fund and MainStay Epoch U.S. Equity Yield Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since January 2017. Mr. Priest founded Epoch Investment Partners in 2004, where he is Chief Executive Officer and Co-Chief Investment Officer. Mr. Priest is a graduate of Duke University and the University of Pennsylvania's Wharton School of Business. He is also a CFA® charterholder.

Eric Sappenfield

Mr. Sappenfield has been a portfolio manager for the MainStay Epoch Global Equity Yield Fund since 2009, the MainStay Epoch U.S. Equity Yield Fund since 2012, and the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund since January 2017. Mr. Sappenfield joined Epoch in 2006 and is a Managing Director, Portfolio Manager and Senior Research Analyst. Mr. Sappenfield holds a BA from Stanford University and an MBA from the University of California, Los Angeles.

John M. Tobin, PhD, CFA

Mr. Tobin has been a portfolio manager for the MainStay Epoch U.S. Equity Yield Fund since 2013, the MainStay Epoch Global Equity Yield Fund since 2014, and the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund since January 2017. Mr. Tobin joined Epoch in 2012 and is a Managing Director, Portfolio Manager and Senior Research Analyst. His primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining Epoch in 2012, Mr. Tobin taught undergraduate economics as a lecturer at Fordham University from 2009 to 2012 and as an adjunct professor from 2002 to 2009. Mr. Tobin was with HSBC Global Asset management as a senior research analyst from 2005 to 2009 and with Credit Suisse Asset Management in a similar capacity from 1990 to 2005. Mr. Tobin has over 34 years of experience. Mr. Tobin received AB, AM and PhD degrees in Economics from Fordham University and is a CFA® charterholder.

Kera Van Valen, CFA

Ms. Van Valen has been a portfolio manager of the MainStay U.S. Equity Yield Fund since 2013, the MainStay Epoch Global Equity Yield Fund since 2014, and the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund since January 2017. Ms. Van Valen joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Senior Research Analyst. Her primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining the Global Equity team, Ms. Van Valen was an analyst within Epoch’s Quantitative Research & Risk Management team. Ms. Van Valen received her BA in Mathematics from Colgate University and her MBA from Columbia Business School and is a CFA® charterholder.

Michael Welhoelter, CFA

Mr. Welhoelter has been a portfolio manager of the MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund and the MainStay Epoch U.S. Small Cap Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP International Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since January 2017. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Chief Risk Officer. Mr. Welhoelter holds a BA in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts. Mr. Welhoelter is also a CFA® charterholder.

Modifying the Investment Process

Please note that, as a result of the change of subadvisor, the ICAP Funds will no longer be managed pursuant to ICAP’s investment process. The ICAP Funds’ investment objectives and the remainder of the principal investment strategies are not changing during the interim subadvisory period.

Accordingly, effective immediately, the disclosure in each ICAP Fund’s Prospectus is amended as follows:

In the section of each ICAP Fund’s Prospectus entitled “Principal Investment Strategies: Investment Process,” the investment process is replaced in its entirety by the following:

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.

The Subadvisor may sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY FUNDS TRUST

MainStay ICAP International Fund

(the “Fund”)

Supplement dated January 9, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At special meetings held on January 3 and 6, 2017, the Board of Trustees (“Board”) of MainStay Funds Trust (“Trust”) approved, among other related proposals: (i) the appointment of Epoch Investment Partners, Inc. ("Epoch") to manage the Fund’s assets on an interim basis, and the related interim subadvisory agreement; and (ii) change of the Fund’s name and modifications of the Fund’s principal investment strategies, investment process and principal risks. The Board also approved the longer-term appointment of Epoch and the adoption of a subadvisory agreement so that Epoch may serve as subadvisor to the Fund on an uninterrupted basis following the expiration of the interim subadvisory agreement, subject to shareholder approval. Shareholders will subsequently be asked to vote to approve the new subadvisory agreement to take effect upon the expiration of the interim subadvisory agreement.

As a result, effective immediately, the following changes will occur:

1. Change in Subadvisor. Institutional Capital LLC (“ICAP”), the Fund’s current subadvisor, will be replaced with Epoch, which will be responsible for the day-to-day management of the Fund. References to ICAP will be replaced by Epoch, as appropriate. Epoch will serve as a subadvisor to the Fund on an interim basis pursuant to the terms of an interim subadvisory agreement.

2. Principal Investment Strategies: Investment Process. The investment process of the Fund will be revised as follows:

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

3. Management / Change in Portfolio Managers. The section of the Summary Prospectus and Prospectus entitled “Management” will be deleted in its entirety and replaced with the following:

New York Life Investment Management LLC serves as the Fund’s Manager. Epoch Investment Partners, Inc. serves as the Fund’s Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	Michael Welhoelter, Managing Director	Since January 2017
	William J. Booth, Managing Director	Since January 2017
	J. Christian Kirtley, Managing Director	Since 2015

4. Who Manages Your Money? In the section of the Prospectus entitled “Who Manages Your Money?”, “MainStay ICAP International Fund” is added to list of Funds subadvised by Epoch. The reference to Institutional Capital LLC is deleted in its entirety.

5. Portfolio Manager Biographies. In the section of the Prospectus entitled “Portfolio Manager Biographies,” the biographies for the following portfolio managers will be revised as follows, and references to Thomas M. Cole and Andrew P. Starr will be deleted in their entirety:

William J. Booth, CFA

Mr. Booth has been a portfolio manager of the MainStay Epoch Global Choice Fund since 2014, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP International Fund since January 2017. Mr. Booth joined Epoch in 2009, where he is a Managing Director, Global Portfolio Manager & Senior Research Analyst. Prior to joining Epoch, Mr. Booth was a consumer and retail analyst at PioneerPath Capital, which is a long/short equity hedge fund. Mr. Booth holds a BS in Chemical Engineering from Yale University and an MBA from New York University’s Leonard N. Stern School of Business. He also holds the Chartered Financial Analyst® (“CFA®”) designation.

J. Christian Kirtley, CFA

Mr. Kirtley joined Epoch in January 2017 as a portfolio manager of the MainStay MAP Fund and the MainStay ICAP International Fund. Prior to joining Epoch, Mr. Kirtley managed these funds for Institutional Capital LLC since 2015.  He earned a BS from the University of North Carolina at Chapel Hill and is a CFA® charterholder. Mr. Kirtley has 13 years of industry experience. Mr. Kirtley will continue to serve as a portfolio manager for the MainStay MAP Fund until March 13, 2017.

Michael Welhoelter, CFA

Mr. Welhoelter has been a portfolio manager of the MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund and the MainStay Epoch U.S. Small Cap Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP International Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since January 2017. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Chief Risk Officer. Mr. Welhoelter holds a BA in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts. Mr. Welhoelter is also a CFA® charterholder.

Effective on or about March 13, 2017, the following changes will occur:

1. Name Change. The name of the Fund will change to MainStay Epoch International Choice Fund.

2. Principal Investment Strategies. The principal investment strategies of the Fund will be revised as follows:

The Fund seeks to achieve its investment objective by investing in a portfolio consisting mostly of equity securities of companies located outside the U.S., which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities located outside of the U.S. Equity securities include common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund will normally invest in companies located in at least three countries outside of the U.S. A company is considered to be located in a particular country if it: (i) is organized under the laws of the country; (ii) has securities which are principally traded on a stock exchange in the country; (iii) derives at least 50% of its revenues from goods produced or sold, investments made, or services performed in the country; or (iv) maintains at least 50% of its assets in the country. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund may invest more than 25% of its net assets in securities of companies located in each of the United Kingdom and Japan. In order to gain additional exposure to the international market, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international companies.

3. Principal Risks. The section of the Summary Prospectus and Prospectus entitled “Principal Risks” will be revised as follows:

a. The following risks are added:

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

b. The principal risks entitled “Derivatives” and “Real Estate Investment Trust Risk” will be deleted in their entirety.

4. Past Performance. The following will be added as the first sentence in the second paragraph of the section of the Summary Prospectus and Prospectus entitled “Past Performance:”

The Fund replaced its subadvisor effective January 9, 2017, and modified its principal investment strategies as of March 13, 2017. The past performance in the bar chart and table prior to those dates reflects the Fund’s prior subadvisor and principal investment strategies. Please visit mainstayinvestments.com for daily net asset value information.

Portfolio Transition and Related Expenses. In order to implement the new principal investment strategies and investment process described above, the Fund may experience a high level of portfolio turnover. As further described in the proxy statement that will be provided to shareholders (discussed below), New York Life Investment Management LLC or Epoch will bear 100% of the direct transaction costs associated with the Fund’s transition. Additionally, New York Life Investment Management LLC and Epoch will seek to limit the direct and indirect transaction costs associated with the Fund transition.

Shareholder Proxy

At the meetings held on January 3 and 6, 2017, the Board of the Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on or about March 31, 2017 (with any postponements or adjournments, “Special Meeting”):

1. To approve a new subadvisory agreement (“Subadvisory Agreement”) between New York Life Investment Management LLC and Epoch Investment Partners, Inc.

Epoch serves as a subadvisor to the Fund on an interim basis pursuant to the terms of an interim subadvisory agreement dated January 9, 2017 (the “Interim Subadvisory Agreement”). The Interim Subadvisory Agreement will terminate by its terms on June 8, 2017. The Board also approved the longer-term appointment of Epoch as the subadvisor to the Fund and the adoption of a new Subadvisory Agreement. Shareholders are being asked to approve the new Subadvisory Agreement so that Epoch may continue to serve as the subadvisor to the Fund on an uninterrupted basis following the expiration of the Interim Subadvisory Agreement.

On or about February 3, 2017, shareholders of record of the Fund as of the close of business on January 20, 2017 will be sent a proxy statement containing further information regarding the Proposal. The proxy statement will also include information about the Special Meeting, at which shareholders of the Fund will be asked to consider and approve the Proposal. In addition, the proxy statement will include information about voting on the Proposal and options shareholders will have to either attend the Special Meeting in person or by proxy to authorize and instruct New York Life Investment Management LLC how to vote their respective shares.

The Fund will not bear the cost of direct expenses relating to the Special Meeting. This supplement is not a solicitation of any proxy.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.